UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-09205

                Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

85 Broad Street

                New York, NY 10004
(Address of principal executive offices) (Zip code)

Pamela Poland Chen, Esq.
Kirkland & Ellis LLP
601 Lexington Avenue
                New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to shareholders is attached herewith.

Advantage Advisers
Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2025

Advantage Advisers Xanthus Fund, L.L.C.
Financial Statements
For the Six Months Ended June 30, 2025
(Unaudited)

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Assets, Liabilities and Members’ Capital (Unaudited)

June 30, 2025
Assets
Investments in securities, at fair value (cost $1,695,356,515)	$3,228,813,915
Purchased options, at fair value (cost $264,613,565)	271,091,523
Cash and cash equivalents (including United States Dollars of $183,480,158, and Hong Kong Dollars of $612,226 with a cost of $612,234, of which $86,726,165 is restricted cash)	184,092,384
Due from brokers (including United States Dollars of $333,594,494, and Japanese Yen of $13,944 with a cost of $13,976, all of which is restricted cash)	333,608,438
Receivable for investment securities sold	346,533,345
Unrealized gain on total return swap contracts	164,949,010
Interest receivable	1,786,567
Dividends receivable	1,783,014
Other assets	224,717
Total assets	4,532,882,913
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $1,203,104,448)	1,188,177,662
Payable for investment securities purchased	320,683,083
Withdrawals payable (see Note 3)	101,589,127
Unrealized loss on total return swap contracts	26,805,608
Dividends payable on securities sold, not yet purchased	1,165,621
Accounting and investor services fees payable	581,399
Due to brokers (including United States Dollars of $4,990, Euros of $4,231 with a cost of $4,231, Hong Kong Dollars of $38,612 with a cost of $38,612 and Japanese Yen of $161 with a cost of $161)	47,994
Accrued expenses	2,803,222
Total liabilities	1,641,853,716
Members’ Capital	$2,891,029,197
Members’ Capital
Represented by:
Net capital contributions	$637,675,624
Total earnings (loss)	2,253,353,573
Members’ Capital	$2,891,029,197

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			June 30, 2025 Fair Value
	Common Stock – 111.68%
	United States – 71.81%
	Aerospace / Defense – 1.41%
26,874	TransDigm Group, Inc.		$40,865,679
	Aerospace / Defense - Equipment – 1.20%
100,442	General Electric Co.	(a)	25,852,766
279,888	Standardaero, Inc.*		8,858,455
			34,711,221
	Applications Software – 3.97%
230,895	Microsoft Corp.	(a)	114,849,482
	Building Products - Air & Heating – 0.64%
174,928	Johnson Controls International PLC		18,475,895
	Building Products - Cement / Aggregate – 4.03%
114,805	Martin Marietta Materials, Inc.	(a)	63,023,353
204,724	Vulcan Materials Co.	(a)	53,396,113
			116,419,466
	Coatings / Paint – 0.53%
44,435	The Sherwin-Williams Co.		15,257,202
	Commercial Services – 1.57%
33,248	Cintas Corp.	(a)	7,409,982
100,607	Quanta Services, Inc.	(a)	38,037,494
			45,447,476
	Commercial Services - Finance – 0.87%
124,288	Block, Inc.*	(a)	8,442,884
26,883	S&P Global, Inc.	(a)	14,175,137
57,444	Toast, Inc., Class A *		2,544,195
			25,162,216
	Computer Aided Design – 3.90%
215,870	Cadence Design Systems, Inc.*	(a)	66,520,341
90,305	Synopsys, Inc.*		46,297,567
			112,817,908
	Computer Data Security – 0.19%
54,471	Okta, Inc. *		5,445,466
	Computers – 1.55%
366,937	Dell Technologies, Inc., Class C		44,986,476
	E-Commerce / Products – 6.04%
795,307	Amazon.com, Inc.*	(a)	174,482,403
	E-Commerce / Services – 3.29%
342,065	Expedia Group, Inc.	(a)	57,699,524
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	E-Commerce / Services – (continued)
402,504	Uber Technologies, Inc.*	(a)	$37,553,623
			95,253,147
	Electric - Generation – 1.82%
163,298	Constellation Energy Corp.	(a)	52,706,062
	Electric - Integrated – 1.07%
372,606	Entergy Corp.		30,971,011
	Electronic Components - Semiconductors – 3.22%
391,405	Analog Devices, Inc.	(a)	93,162,218
	Electronic Connectors – 1.31%
383,287	Amphenol Corp., Class A	(a)	37,849,591
	Enterprise Software / Services – 3.17%
312,050	Oracle Corp.	(a)	68,223,491
281,317	SS&C Technologies Holdings, Inc.	(a)	23,293,048
			91,516,539
	Finance - Credit Card – 4.49%
105,155	Mastercard, Inc., Class A	(a)	59,090,801
198,835	Visa, Inc., Class A	(a)	70,596,367
			129,687,168
	Finance - Other Services – 1.58%
248,414	Intercontinental Exchange, Inc.	(a)	45,576,517
	Gas - Distributions – 0.51%
362,709	NiSource, Inc.		14,631,681
	Independent Power Producer – 1.30%
194,191	Vistra Corp.		37,636,158
	Internet Content - Entertainment – 6.77%
265,329	Meta Platforms, Inc., Class A	(a)	195,836,683
	Machinery - Electric Utilities – 0.43%
86,016	BWX Technologies, Inc.		12,391,465
	Medical - Biomedical / Genetics – 1.34%
256,627	Akero Therapeutics, Inc.*		13,693,617
817,319	BioCryst Pharmaceuticals, Inc.*		7,323,178
71,674	Insmed, Inc.*		7,213,271
120,198	Keros Therapeutics, Inc.*		1,604,643
241,221	Ultragenyx Pharmaceutical, Inc.*		8,770,796
			38,605,505
	Medical - Drugs – 0.56%
645,814	ORIC Pharmaceuticals, Inc.*		6,555,012
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Drugs – (continued)
329,949	PMV Pharmaceuticals, Inc.*		$349,746
146,151	Rhythm Pharmaceuticals, Inc.*		9,235,282
			16,140,040
	Private Equity – 0.57%
321,007	The Carlyle Group, Inc.		16,499,760
	REITs - Diversified – 1.39%
62,077	American Tower Corp.		13,720,258
33,455	Equinix, Inc.		26,612,449
			40,332,707
	Retail - Apparel / Shoes – 0.85%
50,184	Burlington Stores, Inc. *		11,674,806
102,022	Ross Stores, Inc.		13,015,967
			24,690,773
	Retail - Building Products – 0.70%
91,599	Lowe’s Cos., Inc.		20,323,070
	Retail - Major Department Stores – 1.97%
461,594	The TJX Cos., Inc.	(a)	57,002,243
	Retail - Restaurants – 0.62%
140,594	Chipotle Mexican Grill, Inc.*		7,894,353
68,086	Yum! Brands, Inc.	(a)	10,088,983
			17,983,336
	Semiconductor Equipment – 8.95%
132,961	KLA Corp.	(a)	119,098,486
1,179,986	Lam Research Corp.	(a)	114,859,837
276,387	Teradyne, Inc.		24,852,719
			258,811,042
	Total United States (Cost $1,074,593,604)		$2,076,527,606

	Canada – 0.79%
	Transport - Rail – 0.79%
286,766	Canadian Pacific Kansas City, Ltd.		22,731,941
	Total Canada (Cost $22,070,275)		$22,731,941

	China – 4.27%
	Auto - Cars / Light Trucks – 0.85%
1,569,000	BYD Co., Ltd., Class H		24,484,395

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares		June 30, 2025 Fair Value
	Common Stock – (continued)
	China – (continued)
	E-Commerce / Products – 1.56%
232,999	Alibaba Group Holding, Ltd. – Sponsored ADR	$26,424,417
575,398	JD.com, Inc., Class A – Sponsored ADR	18,780,991
		45,205,408
	E-Commerce / Services – 0.17%
309,000	Meituan, Class B*	4,932,191
	Real Estate Management / Services – 0.24%
396,688	KE Holdings, Inc. – Sponsored ADR	7,037,245
	Schools – 0.59%
313,691	New Oriental Education & Technology Group, Inc. – Sponsored ADR	16,923,629
	Transport - Services – 0.86%
2,104,406	Full Truck Alliance Co., Ltd. – Sponsored ADR	24,853,035
	Total China (Cost $100,342,272)	$123,435,903

	France – 11.97%
	Aerospace / Defense - Equipment – 11.97%
817,646	Airbus SE	170,133,041
543,812	Safran SA	176,121,790
	Total France (Cost $176,522,584)	$346,254,831

	Germany – 9.45%
	Aerospace / Defense – 1.67%
108,825	MTU Aero Engines AG	48,185,122
	Athletic Footwear – 0.92%
114,623	adidas AG	26,634,214
	Machinery - Electric Utilities – 6.86%
1,722,554	Siemens Energy AG*	198,279,282
	Total Germany (Cost $101,475,075)	$273,098,618

	Hong Kong – 0.43%
	Casino Hotels – 0.43%
2,788,000	Galaxy Entertainment Group, Ltd.	12,377,299
	Total Hong Kong (Cost $15,680,425)	$12,377,299

	Japan – 4.18%
	Audio / Video Products – 3.65%
4,081,000	Sony Group Corp.	105,383,572

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			June 30, 2025 Fair Value
	Common Stock – (continued)
	Japan – (continued)
	Machinery - Electric Utilities – 0.53%
522,700	Hitach, Ltd.		$15,216,543
	Total Japan (Cost $66,542,245)		$120,600,115

	Netherlands – 0.21%
	Medical - Biomedical / Genetics – 0.21%
10,753	Argenx SE – Sponsored ADR*		5,927,269
	Total Netherlands (Cost $3,925,667)		$5,927,269

	Taiwan – 5.57%
	Semiconductor Components - Integrated Circuits – 5.57%
710,832	Taiwan Semiconductor Manufacturing Co., Ltd. – Sponsored ADR		160,996,340
	Total Taiwan (Cost $98,491,730)		$160,996,340

	Uruguay – 3.00%
	E-Commerce / Services – 3.00%
33,235	MercadoLibre, Inc.*	(a)	86,863,993
	Total Uruguay (Cost $35,712,638)		$86,863,993
	Total Common Stock (Cost $1,695,356,515)		$3,228,813,915
	Total Investments in Securities (Cost $1,695,356,515) – 111.68%		$3,228,813,915
	Total Purchased Options (Cost $264,613,565) – 9.38%		271,091,523
	Total Securities Sold, Not Yet Purchased (Proceeds $1,203,104,448) – (41.10)%		(1,188,177,662)
	Other Assets, in Excess of Liabilities – 20.04%**		579,301,421
	Members’ Capital – 100.00%		$2,891,029,197

(a)
Partially or wholly held in a pledge account at the Bank of New York (“Custodian”), the assets of which are pledged as collateral for securities sold, not yet purchased.

*
Non-income producing security

**
Includes $183,480,158 invested in U.S. Dollar Cash Reserve Account held by the Custodian, which is 6.35% of Members’ Capital, and foreign currency with a U.S. Dollar value of  $612,226 held in a Foreign Cash Account with the Custodian which is 0.02% of Members’ Capital. $86,726,165 of those amounts are held as restricted cash and are in a segregated account with the Custodian, as collateral for swap contracts and securities sold short, not yet purchased, in each case as at June 30, 2025.

ADR
American Depository Receipt

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Investments in Securities – By Industry	June 30, 2025 Percentage of Members’ Capital (%)
Aerospace / Defense	3.08
Aerospace / Defense - Equipment	13.17
Applications Software	3.97
Athletic Footwear	0.92
Audio / Video Products	3.65
Auto - Cars / Light Trucks	0.85
Building Products - Air & Heating	0.64
Building Products - Cement / Aggregate	4.03
Casino Hotels	0.43
Coatings / Paint	0.53
Commercial Services	1.57
Commercial Services - Finance	0.87
Computer Aided Design	3.90
Computer Data Security	0.19
Computers	1.55
E-Commerce / Products	7.60
E-Commerce / Services	6.46
Electric - Generation	1.82
Electric - Integrated	1.07
Electronic Components - Semiconductors	3.22
Electronic Connectors	1.31
Enterprise Software / Services	3.17
Investments in Securities – By Industry	June 30, 2025 Percentage of Members’ Capital (%)
Finance - Credit Card	4.49
Finance - Other Services	1.58
Gas - Distributions	0.51
Independent Power Producer	1.30
Internet Content - Entertainment	6.77
Machinery - Electric Utilities	7.82
Medical - Biomedical / Genetics	1.55
Medical - Drugs	0.56
Private Equity	0.57
Real Estate Management / Services	0.24
REITs - Diversified	1.39
Retail - Apparel / Shoes	0.85
Retail - Building Products	0.70
Retail - Major Department Stores	1.97
Retail - Restaurants	0.62
Schools	0.59
Semiconductor Components - Integrated Circuits	5.57
Semiconductor Equipment	8.95
Transport - Rail	0.79
Transport - Services	0.86
Total Investments in Securities	111.68%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2025 Fair Value
			Purchased Options – 9.38%
			Equity Options – 9.32%
			Equity Call Options – 6.23%
			United States – 5.30%
			Applications Software – 0.61%
$126,148,000	2,867	8/15/2025 $440	Microsoft Corp.	$17,746,730
			Auto-Cars/Light Trucks – 0.15%
185,250,000	4,875	8/15/2025 $380	Tesla, Inc.	4,350,937
			Casino Hotels – 0.43%
17,195,500	4,913	9/19/2025 $35	Las Vegas Sands Corp.	4,519,960
41,144,000	5,143	9/19/2025 $80	Wynn Resorts, Ltd.	7,817,360
				12,337,320
			Diversified Manufacturing Operations – 0.23%
57,092,000	4,078	9/19/2025 $140	3M Co.	6,687,920
			E-Commerce / Products – 0.66%
158,020,000	7,901	8/15/2025 $200	Amazon.com, Inc.	19,080,915
			E-Commerce / Services – 1.18%
89,440,000	172	9/19/2025 $5,200	Booking Holdings, Inc.	12,648,020
127,424,000	5,792	9/19/2025 $220	DoorDash, Inc., Class A	21,285,600
				33,933,620
			Electronic Component - Semiconductor – 0.90%
147,798,000	10,557	9/19/2025 $140	NVIDIA Corp.	26,023,005
			Enterprise Software / Services – 0.66%
110,960,000	5,548	10/17/2025 $200	Oracle Corp	16,921,400
58,203,000	2,007	9/19/2025 $290	Salesforce, Inc.	2,232,788
				19,154,188
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2025 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Call Options – (continued)
			United States – (continued)
			Hotels & Motels – 0.48%
$51,480,000	2,145	9/19/2025 $240	Hilton Worldwide Holdings, Inc.	$7,099,950
41,304,000	1,721	9/19/2025 $240	Marriott International Inc., Class A	6,737,715
				13,837,665
			Total United States (Cost $144,890,371)	$153,152,300
			Taiwan – 0.93%
			Semiconductor Components - Integrated
			Circuits – 0.93%
159,180,000	7,959	9/19/2025 $200	Taiwan Semiconductor Manufacturing Co, Ltd. – Sponsored ADR	26,981,010
			Total Taiwan (Cost $17,910,716)	$26,981,010
			Total Equity Call Options (Cost $162,801,087)	$180,133,310
			Equity Put Options – 3.09%
			United States – 3.09%
			E-Commerce / Products – 0.06%
42,273,000	2,013	9/19/2025 $210	Amazon.com, Inc.	1,650,660
			Growth & Income - Large Cap – 1.42%
991,928,000	17,713	12/19/2025 $560	SPDR S&P 500 ETF Trust	19,218,605
853,990,000	14,852	1/16/2026 $575	SPDR S&P 500 ETF Trust	21,995,812
				41,214,417
			Sector Fund - Technology – 1.61%
819,000,000	16,380	12/19/2025 $500	Invesco QQQ Trust Series 1	20,827,170
838,986,500	16,291	12/19/2025 $515	Invesco QQQ Trust Series 1	25,633,889
				46,461,059
			Total United States (Cost $97,840,115)	$89,326,136
			Total Equity Put Options (Cost $97,840,115)	$89,326,136
			Total Equity Options (Cost $260,641,202)	$269,459,446

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (continued)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		June 30, 2025 Fair Value
			Purchased Options – (continued)
			Currency Put Options – 0.06%
			United States – 0.06%
		12/19/2025
$5,217,010	86,950,162	$6	USD-BRL	$1,517,560
		12/19/2025
7,594,502	100,589,428	$7.55	USD-CNH	114,517
			Total United States (Cost $3,972,363)	$1,632,077
			Total Currency Put Options (Cost $3,972,363)	$1,632,077
			Total Purchased Options (Cost $264,613,565)	$271,091,523

ADR
American Depository Receipt

BRL
Brazilian Real

CNH
Chinese Renminbi Yuan

ETF
Exchange-Traded Fund

SPDR
Standard & Poor’s Depository Receipt

USD
United States Dollar

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited) (concluded)

Purchased Options – By Industry	June 30, 2025 Percentage of Members’ Capital (%)
Applications Software	0.61
Auto - Cars/Light Trucks	0.15
Casino Hotels	0.43
Diversified Manufacturing Operations	0.23
Currency	0.06
E-Commerce / Products	0.72
E-Commerce / Services	1.18
Purchased Options – By Industry	June 30, 2025 Percentage of Members’ Capital (%)
Electronic Component - Semiconductor	0.90
Enterprise Software / Services	0.66
Growth & Income - Large Cap	1.42
Hotels & Motels	0.48
Sector Fund - Technology	1.61
Semiconductor Components - Integrated Circuits	0.93
Total Purchased Options	9.38%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		June 30, 2025 Fair Value
	Securities Sold, Not Yet Purchased – 41.10%
	Common Stock – 41.10%
	United States – 31.67%
	Advertising Agencies – 0.68%
272,402	Omnicom Group, Inc.	$19,596,600
	Advertising Services – 0.50%
588,337	The Interpublic Group of Cos., Inc.	14,402,490
	Apparel Manufacturers – 0.08%
496,660	Hanesbrands, Inc.*	2,274,703
	Applications Software – 0.34%
159,117	Confluent, Inc., Class A*	3,966,787
129,013	Gitlab, Inc., Class A*	5,819,776
		9,786,563
	Auto - Cars / Light Trucks – 4.83%
1,528,233	Ford Motor Co.	16,581,328
387,456	Tesla, Inc.*	123,079,273
		139,660,601
	Beverages-Non-Alcoholic – 0.81%
372,737	Monster Beverage Corp.*	23,348,246
	Broadcast Services / Programs – 0.07%
182,755	Warner Bros Discovery, Inc.*	2,094,372
	Cable / Satellite TV – 1.08%
76,053	Charter Communications, Inc., Class A*	31,091,227
	Cellular Telecommunications – 1.34%
162,543	T-Mobile US, Inc.	38,727,495
	Commercial Banks – 0.37%
458,828	Regions Financial Corp.	10,791,635
	Commercial Services – Finance – 1.57%
190,009	Global Payments, Inc.	15,208,320
394,941	H&R Block, Inc.	21,678,312
114,707	PayPal Holdings, Inc.*	8,525,024
		45,411,656
	Computer Data Security – 0.63%
77,959	Qualys, Inc.*	11,138,002
89,809	Rapid7, Inc.*	2,077,282
144,458	Tenable Holdings, Inc.*	4,879,791
		18,095,075
	Computer Services – 1.50%
148,779	Cognizant Technology Solutions Corp. Class A	11,609,225
68,791	Gartner, Inc.*	27,806,698
93,176	Genpact, Ltd.	4,100,676
		43,516,599
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Software – 0.33%
272,361	Dropbox, Inc., Class A*	$7,789,525
79,449	Teradata Corp.*	1,772,507
		9,562,032
	Data Processing / Management – 1.21%
19,142	Fair Isaac Corp.*	34,990,810
	E-Commerce / Products – 0.20%
114,678	Etsy, Inc.*	5,752,248
	E-Commerce / Services – 0.85%
100,103	DoorDash, Inc., Class A*	24,676,391
	Electronic Components - Miscellaneous – 0.91%
64,523	Hubbell, Inc.	26,351,838
	Electronic Components - Semiconductors – 0.96%
57,546	Advanced Micro Devices, Inc.*	8,165,777
240,694	GLOBALFOUNDRIES, Inc.*	9,194,511
149,513	Microchip Technology, Inc.	10,521,230
		27,881,518
	Electronic Forms – 0.59%
44,438	Adobe, Inc.*	17,192,173
	Enterprise Software / Services – 2.74%
194,953	Salesforce, Inc.	53,161,734
30,181	Veeva Systems, Inc., Class A*	8,691,524
71,674	Workday, Inc., Class A*	17,201,760
		79,055,018
	Food - Miscellaneous / Diversified – 1.55%
391,035	Campbell Soup Co.	11,985,223
215,922	Conagra Brands, Inc.	4,419,923
272,381	General Mills, Inc.	14,112,060
563,633	The Kraft Heinz Co.	14,553,004
		45,070,210
	Hotels & Motels – 0.81%
184,623	Choice Hotels International, Inc.	23,424,966
	Internet Content - Entertainment – 0.18%
143,347	Pinterest, Inc., Class A*	5,140,423
	Investment Management / Advisory Services – 1.25%
57,353	Ares Management Corp.	9,933,540
303,898	Franklin Resources, Inc.	7,247,967
197,742	T. Rowe Price Group, Inc.	19,082,103
		36,263,610
	iShares Trust – 1.00%
359,023	iShares iBoxx $High Yield Corporate Bond ETF	28,955,205

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2025 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – 0.56%
57,501	Amgen, Inc.	$16,054,854
	Medical - Drugs – 0.54%
101,872	Johnson & Johnson	15,560,948
	Real Estate Management / Services – 0.57%
152,580	Anywhere Real Estate, Inc.*	552,340
199,057	CoStar Group, Inc.*	16,004,183
		16,556,523
	REITs - Office Property – 1.03%
126,253	Brandywine Realty Trust	541,626
132,960	BXP, Inc.	8,970,811
538,452	Douglas Emmett, Inc.	8,098,318
102,192	Hudson Pacific Properties, Inc.	280,006
245,359	Kilroy Realty Corp.	8,418,267
55,905	SL Green Realty Corp.	3,460,520
		29,769,548
	REITs - Storage – 0.50%
49,725	Public Storage	14,590,310
	Retail - Miscellaneous / Diversified – 0.09%
278,261	Sally Beauty Holdings, Inc.*	2,576,697
	Retail - Perfume & Cosmetics – 0.52%
32,342	Ulta Beauty, Inc.*	15,130,234
	Retail - Regional Department Stores – 0.29%
408,790	Kohl’s Corp.	3,466,539
411,520	Macy’s, Inc.	4,798,323
		8,264,862
	Telephone - Integrated – 0.77%
514,787	AT&T, Inc.	14,897,936
170,242	Verizon Communications, Inc.	7,366,371
		22,264,307
	Wireless Equipment – 0.42%
28,677	Motorola Solutions, Inc.	12,057,531
	Total United States (Proceeds $955,383,185)	$915,939,518
	Canada – 0.12%
	Enterprise Software / Services – 0.12%
114,707	Open Text Corp.	3,349,444
	Medical - Drugs – 0.00%
5,010	Canopy Growth Corp.*	6,112
	Total Canada (Proceeds $4,058,436)	$3,355,556

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2025 Fair Value
	Common Stock – (continued)
	China – 1.37%
	Auto - Cars / Light Trucks – 0.39%
638,025	NIO, Inc. - Sponsored ADR*	$2,188,426
501,718	XPeng, Inc. - Sponsored ADR*	8,970,718
		11,159,144
	Internet Content - Information / Network – 0.78%
410,420	Bilibili, Inc. - Sponsored ADR*	8,803,509
1,721,800	Kuaishou Technology*	13,884,069
		22,687,578
	Metal - Processors & Fabrication – 0.00%
668,528	China Zhongwang Holdings, Ltd.*	143,074
	Retail - Drug Stores – 0.03%
664,645	Ping An Healthcare and Technology Co., Ltd.	742,540
	Wireless Equipment – 0.17%
645,000	Xiaomi Corp., Class A*	4,925,828
	Total China (Proceeds $37,193,940)	$39,658,164
	France – 1.08%
	Computer Services – 0.51%
86,834	Capgemini SE	14,784,960
	REITs - Shopping Centers – 0.57%
172,060	Unibail-Rodamco-Westfield SE	16,388,059
	Total France (Proceeds $27,019,294)	$31,173,019
	Germany – 0.18%
	Auto - Cars / Light Trucks – 0.18%
57,339	Bayerische Motoren Werke AG	5,079,015
	Total Germany (Proceeds $5,040,410)	$5,079,015
	Hong Kong – 0.09%
	Electric - Integrated – 0.09%
385,000	Power Assets Holdings, Ltd.	2,474,299
	Total Hong Kong (Proceeds $2,632,441)	$2,474,299
	India – 0.14%
	Computer Services – 0.14%
215,356	Infosys, Ltd. - Sponsored ADR	3,990,547
	Total India (Proceeds $3,766,211)	$3,990,547
	Ireland – 1.26%
	Computer Services – 1.26%
121,722	Accenture PLC, Class A	36,381,489
	Total Ireland (Proceeds $35,585,601)	$36,381,489

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		June 30, 2025 Fair Value
	Common Stock – (continued)
	Israel – 0.75%
	Auto / Truck Parts & Equipment - Original – 0.28%
453,696	Mobileye Global, Inc., Class A*	$8,157,454
	Internet Application Software – 0.47%
86,101	Wix.com, Ltd.*	13,643,564
	Total Israel (Proceeds $20,963,389)	$21,801,018
	Netherlands – 2.45%
	Semiconductor Equipment – 2.45%
88,227	ASML Holding NV	70,704,236
	Total Netherlands (Proceeds $63,714,951)	$70,704,236
	Switzerland – 0.29%
	Medical - Drugs – 0.29%
69,059	Novartis AG - Sponsored ADR	8,356,830
	Total Switzerland (Proceeds $5,542,728)	$8,356,830
	United Kingdom – 1.70%
	Electronic Components - Miscellaneous – 0.58%
229,356	nVent Electric PLC	16,800,327
	Electronic Components - Semiconductors – 1.12%
200,715	ARM Holdings PLC - Sponsored ADR*	32,463,644
	Total United Kingdom (Proceeds $42,203,862)	$49,263,971
	Total Common Stock (Proceeds $1,203,104,448)	$1,188,177,662
	Total Securities Sold, Not Yet Purchased (Proceeds $1,203,104,448)	$1,188,177,662

*
Non-income producing security

ADR
American Depository Receipt

ETF
Exchange-Traded Fund

REIT
Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	June 30, 2025 Percentage of Members’ Capital (%)
Advertising Agencies	0.68
Advertising Services	0.50
Apparel Manufacturers	0.08
Applications Software	0.34
Auto / Truck Parts & Equipment - Original	0.28
Auto - Cars / Light Trucks	5.40
Beverages - Non-Alcoholic	0.81
Broadcast Services / Programs	0.07
Cable / Satellite TV	1.08
Cellular Telecommunications	1.34
Commercial Banks	0.37
Commercial Services - Finance	1.57
Computer Data Security	0.63
Computer Services	3.41
Computer Software	0.33
Data Processing / Management	1.21
E-Commerce / Products	0.20
E-Commerce / Services	0.85
Electric - Integrated	0.09
Electronic Components - Miscellaneous	1.49
Electronic Components - Semiconductors	2.08
Electronic Forms	0.59
Securities Sold, Not Yet Purchased – By Industry	June 30, 2025 Percentage of Members’ Capital (%)
Enterprise Software / Services	2.86
Food - Miscellaneous / Diversified	1.55
Hotels & Motels	0.81
Internet Application Software	0.47
Internet Content-Entertainment	0.18
Internet Content - Information / Network	0.78
Investment Management / Advisory Services	1.25
iShares Trust	1.00
Medical - Biomedical / Genetics	0.56
Medical - Drugs	0.83
Metal - Processors & Fabrication	0.00
Real Estate Management / Services	0.57
REITs - Office Property	1.03
REITs - Shopping Centers	0.57
REITs - Storage	0.50
Retail - Drug Stores	0.03
Retail - Miscellaneous / Diversified	0.09
Retail - Perfume & Cosmetics	0.52
Retail - Regional Department Stores	0.29
Semiconductor Equipment	2.45
Telephone - Integrated	0.77
Wireless Equipment	0.59
Total Securities Sold, Not Yet Purchased	41.10%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)	Notional Amount	Unrealized Gain**
Swap Contracts – 4.78%
Total Return Swap Contracts - Unrealized Gain – 5.71%
United States – 3.81%
Private Equity	The Carlyle Group, Inc.	Morgan Stanley	06/03/2027	11/16/2017	+0.45%	Termination	503,933	$9,271,574	$18,359,549
Web Portals / ISP	Alphabet, Inc., Class A	Morgan Stanley	06/03/2027	07/08/2011	+0.45%	Termination	1,162,193	106,733,861	91,572,405
Total United States								$116,005,435	$109,931,954
Japan – 0.20%
Audio / Video Products	Sharp Corp.	Morgan Stanley	12/24/2026	08/03/2012	-0.40%	Termination	(1,047,900)	(9,745,536)	5,716,547
Total Japan								$(9,745,536)	$5,716,547
Spain – 0.19%
Building - Heavy Construction	Cellnex Telecom SA	Morgan Stanley	01/04/2027	05/06/2015	+0.65%	Termination	353,302	6,469,606	5,575,603
Total Spain								$6,469,606	$5,575,603
Sweden – 0.04%
Auto - Cars/Light Trucks	Volvo Car AB, Class B	Morgan Stanley	01/04/2027	10/24/2022	-3.00%	Termination	(686,317)	(2,328,975)	1,182,535
Total Sweden								$(2,328,975)	$1,182,535
Taiwan – 0.14%
Electronic Components - Miscellaneous	AUO Corp.	Morgan Stanley	01/27/2027	07/26/2012	-0.63%	Termination	(2,649,200)	(1,838,231)	336,187
Power Conversion/Supply Equipment	Delta Electronics, Inc.	Morgan Stanley	01/27/2027	06/14/2023	+1.25%	Termination	1,079,000	11,510,668	3,201,885
Semiconductor Components - Integrated Circuits	United Microelectronics Corp.	Morgan Stanley	01/27/2027	08/08/2013	-4.00%	Termination	(8,866,000)	(15,068,489)	484,626
Total Taiwan								$(5,396,052)	$4,022,698
United Kingdom – 1.33%
Aerospace / Defense	Rolls-Royce Holdings PLC	Morgan Stanley	12/16/2026	05/28/2024	+0.65%	Termination	6,154,923	42,009,154	38,261,926
Food - Retail	Marks & Spencer Group PLC	Morgan Stanley	12/16/2026	02/16/2016	-0.30%	Termination	(864,523)	(4,396,640)	257,747
Total United Kingdom								$37,612,514	$38,519,673
Total Return Swap Contracts - Unrealized Gain***								$142,616,992	$164,949,010
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Industry	Reference Company	Counterparty	Expiration Date	Trade Date	Spread*	Payment Frequency	Number of Contracts Long/ (Short)	Notional Amount	Unrealized Loss**
Swap Contracts – (continued)
Total Return Swap Contracts - Unrealized Loss – (0.93%)
Australia – (0.08%)
Commercial Banks - Non-US	Commonwealth Bank of Australia	Morgan Stanley	12/29/2026	02/24/2016	-0.40%	Termination	(100,358)	$(9,763,447)	$(2,329,616)
Total Brasil								$(9,763,447)	$(2,329,616)
Brazil – (0.07%)
Finance - Other Services	B3 SA-Brasil Bolsa Balcao	Morgan Stanley	02/03/2026	01/30/2019	+1.00%	Termination	7,561,500	20,365,724	(1,799,447)
Total Brasil								$20,365,724	$(1,799,447)
Japan – (0.69%)
Office Automation & Equipment	Canon, Inc.	Morgan Stanley	12/24/2026	03/31/2020	-0.40%	Termination	(939,500)	(25,059,526)	(2,331,627)
Office Automation & Equipment	Ricoh Co., Ltd.	Morgan Stanley	12/24/2026	05/24/2012	-0.40%	Termination	(821,200)	(7,165,484)	(422,706)
Photo Equipment & Supplies	Nikon Corp.	Morgan Stanley	12/24/2026	10/29/2013	-0.40%	Termination	(253,200)	(2,587,627)	(5,018)
Semiconductor Equipment	Advantest Corp.	Morgan Stanley	12/24/2026	08/26/2011	-0.40%	Termination	(378,900)	(18,806,445)	(9,062,081)
Semiconductor Equipment	Lasertec Corp.	Morgan Stanley	12/24/2026	06/23/2025	-0.40%	Termination	(114,700)	(13,453,375)	(2,071,839)
Semiconductor Equipment	Tokyo Electron, Ltd.	Morgan Stanley	12/24/2026	11/10/2020	-0.40%	Termination	(401,400)	(69,908,196)	(6,015,095)
Total Japan								$(136,980,653)	$(19,908,366)
Taiwan – (0.04%)
Semiconductor Components - Integrated Circuits	Novatek Microelectronics Corp.	Morgan Stanley	01/27/2027	07/19/2013	-3.50%	Termination	(419,000)	(6,537,420)	$(1,267,196)
Total Taiwan								$(6,537,420)	$(1,267,196)
United Kingdom – (0.05%)
Cosmetics & Toiletries	Unilever PLC	Morgan Stanley	01/04/2027	12/23/2019	-0.35%	Termination	(245,024)	$(13,358,675)	$(1,500,983)
Total United Kingdom								$(13,358,675)	$(1,500,983)
Total Return Swap Contracts - Unrealized Loss****								$(146,274,471)	$(26,805,608)
Total Swap Contracts - net								$(3,657,479)	$138,143,402

*
The financing rate is based on the Daily Fed Funds Effective Rate of 4.33% +/- the Spread. The financing rate is variable and indicated as of June 30, 2025.

**
The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.

***
Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

****
Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Swap Contracts – By Industry	June 30, 2025 Percentage of Members’ Capital (%)
Aerospace / Defense	1.32
Audio / Video Products	0.20
Auto - Cars / Light Trucks	0.04
Building - Heavy Construction	0.19
Commercial Banks - Non-US	(0.08)
Cosmetics & Toiletries	(0.05)
Electronic Components - Miscellaneous	0.01
Finance - Other Services	(0.07)
Food - Retail	0.01
Swap Contracts – By Industry	June 30, 2025 Percentage of Members’ Capital (%)
Office Automation & Equipment	(0.09)
Photo Equipment & Supplies	0.00
Power Conversion / Supply Equipment	0.11
Private Equity	0.64
Semiconductor Components - Integrated Circuits	(0.02)
Semiconductor Equipment	(0.60)
Web Portals / ISP	3.17
Total Swap Contracts	4.78%

The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Operations (Unaudited)

Six Months Ended June 30, 2025
Investment income
Interest	$14,552,056
Dividends (net of withholding taxes of $1,449,203)	14,433,258
Total investment income	28,985,314
Expenses
Administration fees	17,222,723
Prime broker fees	11,826,141
Dividends on securities sold, not yet purchased	11,342,143
Advisor fees	5,103,029
Accounting and investor services fees	704,473
Interest expense	636,275
Custodian fees	300,771
Legal fees	279,683
Board of Managers’ fees and expenses	239,163
Audit and tax fees	218,950
Insurance expense	85,881
Printing expense	47,109
Miscellaneous	395,030
Total operating expenses	48,401,371
Net investment loss	(19,416,057)
Net realized and net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts
Net realized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts
Net realized gain on investments in securities	101,282,000
Net realized gain on purchased options	3,899,018
Net realized gain on swap contracts	2,779,406
Net realized loss on securities sold, not yet purchased	(1,152,646)
Net realized loss on foreign currency transactions	(103,912)
Total net realized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions, and swap contracts	106,703,866
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts
Net change in unrealized gain/(loss) on investments in securities	431,139,664
Net change in unrealized gain/(loss) on swap contracts	9,783,088
Net change in unrealized gain/(loss) on purchased options	512,265
Net change in unrealized gain/(loss) on foreign currency transactions	9,899
Net change in unrealized gain/(loss) on securities sold, not yet purchased	(17,526,509)
Total net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	423,918,407
Net realized gain and net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	530,622,273
Net increase in Members’ Capital resulting from operations	$511,206,216
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statements of Changes in Members’ Capital (Unaudited)

	Special Advisory Member	Members	Total
MEMBERS’ CAPITAL, December 31, 2023	$—	$2,117,623,915	$2,117,623,915
From investment activities
Net investment loss	$—	$(32,683,299)	$(32,683,299)
Net realized gain on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	—	225,214,493	225,214,493
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	—	397,895,226	397,895,226
Incentive allocation	2,308,618	(2,308,618)	—
Net increase in Members’ Capital resulting from operations	2,308,618	$588,117,802	$590,426,420
Members’ Capital transactions
Capital contributions	—	25,377,381	25,377,381
Capital withdrawals	(2,308,618)	(264,114,967)	(266,423,585)
Net decrease in Members’ Capital resulting from capital transactions	(2,308,618)	(238,737,586)	(241,046,204)
MEMBERS’ CAPITAL, December 31, 2024	$—	$2,467,004,131	$2,467,004,131
From investment activities
Net investment loss	$—	$(19,416,057)	$(19,416,057)
Net realized gain on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions, and swap contracts	—	106,703,866	106,703,866
Net change in unrealized gain/(loss) on investments in securities, securities sold, not yet purchased, purchased options, foreign currency transactions and swap contracts	—	423,918,407	423,918,407
Incentive allocation	234,557	(234,557)	—
Net increase in Members’ Capital resulting from operations	234,557	$510,971,659	$511,206,216
Members’ Capital transactions
Capital contributions	—	14,177,116	14,177,116
Capital withdrawals	(234,557)	(101,123,709)	(101,358,266)
Net decrease in Members’ Capital resulting from capital transactions	(234,557)	(86,946,593)	(87,181,150)
MEMBERS’ CAPITAL, June 30, 2025	$—	$2,891,029,197	$2,891,029,197
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Statement of Cash Flows (Unaudited)

Six Months Ended June 30, 2025
Cash flows from operating activities
Net increase in Members’ Capital resulting from operations	$511,206,216
Adjustments to reconcile net increase in Members’ Capital resulting from operations to net cash provided by operating activities:
Proceeds from sale of investments in securities	2,172,723,674
Purchase of investments in securities	(2,283,097,693)
Proceeds from sale of purchased options	883,360,850
Purchase of options	(950,005,378)
Proceeds from securities sold, not yet purchased	2,388,192,907
Cover of securities sold, not yet purchased	(2,159,605,712)
Net realized gain on investments in securities and purchased options	(104,028,372)
Net change in unrealized gain on investments in securities, purchased options and swap contracts	(423,908,508)
Changes in assets and liabilities related to operations:
Increase in receivable for investment securities sold	(243,174,152)
Decrease in interest receivable	1,252,207
Increase in dividends receivable	(1,018,513)
Increase in other assets	(36,947)
Increase in payable for investment securities purchased	265,808,162
Decrease in administration and advisory fee payable	(3,780,336)
Decrease in dividends payable on securities sold, not yet purchased	(552,064)
Increase in accounting and investor services fees payable	351,399
Decrease in due to brokers	(2,045)
Increase in accrued expenses	230,720
Net cash provided by operating activities	53,916,415
Cash flows from financing activities
Capital contributions	14,177,116
Capital withdrawals, net of change in withdrawals payable	(122,280,174)
Net cash used in financing activities	(108,103,058)
Net change in cash, cash equivalents and restricted cash	(54,186,643)
Cash, cash equivalents and restricted cash at beginning of period	571,887,465
Cash, cash equivalents and restricted cash at June 30, 2025	$517,700,822
Supplemental disclosure of cash flow information
Cash paid during the period for interest	$636,413
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Statement of Assets, Liabilities and Members’ Capital that sum to the total of the same amount above at June 30, 2025:
Cash and cash equivalents	$97,366,219
Restricted cash included in cash and cash equivalents	86,726,165
Restricted cash included in due from broker	333,608,438
Total cash, cash equivalents and restricted cash at June 30, 2025	$517,700,822
The accompanying notes are an integral part of these financial statements.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited)

1.
Organization

Advantage Advisers Xanthus Fund, L.L.C. (the “Company”) was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a closed-end, management investment company and operates as a diversified company. The Company’s term is perpetual, but it may be dissolved under the terms of the Fourth Amended and Restated Limited Liability Company Agreement of the Company dated December 31, 2024. The Company’s investment objective is to achieve maximum capital appreciation. The Company pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that Alkeon Capital Management L.L.C. (“Alkeon”), the sub-investment adviser of the Company, believes are well positioned to benefit from demand for their products or services; particularly, companies that can innovate or grow rapidly relative to their peers in their markets. These companies are generally considered to be “growth companies.” As part of its investment program, the Company may also engage in the short sales of securities that Alkeon believes are overvalued. Companies that derive major portions of their revenues from technology-related business lines or which are expected to benefit from technological events are an important part of the universe of growth companies. The Company may invest without limitation, however, in other industry sectors, if those other sectors present attractive opportunities for capital appreciation. The Company’s investment portfolio includes long and short positions primarily in equity securities, purchased options and total return swaps on equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stocks and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.
Responsibility for the overall management and supervision of the operations of the Company is vested in the Board of Managers of the Company (the “Board of Managers” or the “Board”). There are six members of the Board of Managers, one of whom is an “interested person” of the Company as defined by the Act. The Company’s investment adviser is Advantage Advisers Multi-Manager, L.L.C. (“Multi-Manager” or the “Adviser”), a subsidiary of Oppenheimer Asset Management Inc. (“OAM”) and an affiliate of Oppenheimer & Co. Inc. (“Oppenheimer”). Multi-Manager also provides certain administrative services to the Company pursuant to an administrative services agreement. Multi-Manager serves as the Company’s investment adviser pursuant to an investment advisory agreement dated July 1, 2011 (the “Investment Advisory Agreement”). OAM is the managing member of Multi-Manager and Alkeon is a non-managing member of Multi-Manager. Advantage Advisers Management, L.L.C., an affiliate of Multi-Manager (the “Special Advisory Member”), holds a non-voting special advisory member interest in the Company solely for the purpose of receiving the incentive allocation (see Note 3). OAM and Alkeon are members of the Special Advisory Member. Alkeon has been retained to manage the Company’s investment portfolio under the supervision of Multi-Manager pursuant to a Sub-Advisory Agreement (as defined below) dated July 1, 2011.
The acceptance by the Company of initial and additional contributions from persons who purchase limited liability company interests (“Interests”) in the Company (each, a “Member”

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

1.
Organization (continued)

and collectively, “Members”) is subject to approval by the Board of Managers. The Company generally accepts initial and additional contributions as of the first day of each month. No Member has the right to require the Company to redeem any portion of its Interest. However, the Company may from time to time offer to repurchase Interests from Members. Such offers are made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. In general, Multi-Manager recommends to the Board of Managers that the Company offer to repurchase Interests twice each year, based upon the value of Interests determined as of the end of the second fiscal quarter and as of at the end of the fiscal year.
Generally, except as provided under applicable law, a Member is not liable for the Company’s debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member’s share of undistributed profits and assets.
2.
Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and such differences could be material.
Basis of Presentation:
The Company qualifies as an investment company under Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification 946, Financial Services — Investment Company (Topic 946), Amendments to the scope, measurement and disclosure requirements (“ASC 946”), and follows the accounting and reporting guidance of ASC 946.
The following is a summary of the Company’s significant accounting policies:
a.
Revenue Recognition

Securities transactions are recorded on a trade date basis utilizing specific identification for determining realized gains and losses associated with investment transactions. Dividends received are recorded on the ex-dividend date, net of any applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation

The Company’s portfolio securities are valued in accordance with the Portfolio Securities Valuation Procedures (the “Valuation Policy”) adopted by the Board of Managers, which are summarized below.
(i)
Domestic exchange traded securities (other than options and securities traded on NASDAQ) are valued as follows:

(1)
at their last composite sale prices as reported on the exchanges where those securities are traded; or

(2)
if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

(ii)
Securities traded on NASDAQ are valued as follows:

(1)
at their NASDAQ Official Closing Prices (“NOCP”) (which is the last trade price at or before 4:00 p.m. (Eastern Time) adjusted up to NASDAQ’s best offer price if the last traded price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); or

(2)
if no NOCP is available, at their last sale prices on the NASDAQ prior to the calculation of the net asset value of the Company; or

(3)
if no sale is shown on NASDAQ, at their bid prices; or

(4)
if no sale is shown and no bid price is available, the securities are valued at fair value in accordance with the procedures described below.

Securities traded on foreign securities exchanges are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold, not yet purchased) as reported by such exchange.
Listed options are valued at their mid-point between the bid and ask price as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. Pursuant to the Valuation Policy, the Board of Managers has designated Multi-Manager as the “valuation designee” (in such capacity, the “Valuation Designee”) to perform the fair value determinations relating to any or all Company investments and to carry out the fair value determination functions set forth in Rule 2a-5 under the Act, subject to

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

oversight by the Board of Managers. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Valuation Designee.
Total return swaps are valued based on the values of their reference securities determined in accordance with the procedures described above, net of any contractual terms with the counterparty.
Debt securities are valued using valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or in consultation with brokers and dealers in such securities.
Forward contracts are traded over-the-counter. The fair value of forward contracts is determined using observable inputs such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts. The Company did not hold any forward contracts during the six months ended June 30, 2025.
All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by the Valuation Designee, subject to oversight by the Board of Managers. The Company includes the portion of the results of operations resulting from changes in foreign exchange rates on investments in net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, and swap contracts in the Statement of Operations.
The determination of fair value takes into account relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Valuation Designee with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by Multi-Manager and the valuation method used by Multi-Manager with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of Multi-Manager; and (vii) the liquidity or illiquidity of the market for the security or other investment. As of June 30, 2025, no securities were fair valued by the Valuation Designee.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

b.
Portfolio Valuation (continued)

The fair value of the Company’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.
During the six months ended June 30, 2025, the Company followed authoritative guidance for fair value measurement. The authoritative guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The authoritative guidance establishes three levels of inputs in the hierarchy that may be used to measure fair value as follows:
Level 1 — observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, and the Schedule of Swap Contracts.
The following is a summary of the inputs used, as of June 30, 2025, in valuing the Company’s investments at fair value.
Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1—Quoted Prices		Level 1—Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$3,228,813,915	Common Stock	$1,188,177,662
Equity Options	269,459,446	Equity Options	—
Level 2—Other Significant		Level 2—Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	164,949,010	Total Return Swaps	$26,805,608
Currency Options	1,632,077	Currency Options	—
Level 3—Other Significant		Level 3—Other Significant
Unobservable Inputs	—	Unobservable Inputs	—
Total	$3,664,854,448	Total	$1,214,983,270

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

c.
Cash, Cash Equivalents, and Restricted Cash

The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted cash of  $86,726,165 listed in the Statement of Assets, Liabilities and Members’ Capital represents funds held by the Custodian, of which $78,335,798 is held as collateral for swap contracts, $8,257,709 is held as collateral for securities sold, not yet purchased and $132,658 represents a 5% holdback payable to certain members in connection with repurchase of their respective entire interest in the Company. The restricted cash included in due from brokers is detailed in Note 6. In addition, at June 30, 2025, $183,480,158 in cash equivalents was held at the Custodian in a cash reserve account, and foreign currency with a U.S. Dollar value of  $612,226 was held by the Custodian in a foreign cash account. The Company holds foreign currency as part of its investment strategy to reduce exposure to currency risk.
The Company maintains cash in bank deposit accounts with the Custodian which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.
d.
Income Taxes

The Company is treated as a partnership for tax purposes. As a result, no Federal, state or local income taxes have been paid by the Company and Members are individually liable for the taxes on their respective shares of the Company’s income or loss. The only taxes payable by the Company on its income are foreign withholding taxes applicable to certain foreign income. The Company identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Company makes significant investments. The Company accounts for income taxes under ASC 740, Income Taxes, which provides guidance related to the evaluation of uncertain tax positions. ASC 740 requires that management evaluate whether a tax position of the Company is “more-likely-than-not” to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation process, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Derecognition of a tax benefit previously recognized could result in the Company recording a tax liability that would reduce Members’ Capital.
Based on its analysis, management has concluded that no liability for unrecognized tax exposures should be recorded related to uncertain tax positions, including consideration of penalties and interest, for open tax years. The Company accrues interest and penalties, if applicable, within country tax expense in the Statement of Operations. For the six months ended June 30, 2025, the Company did not accrue any interest or penalties payable. As of June 30, 2025, the tax years that remain subject to examination by the U.S. Federal tax jurisdiction under the statute of limitations are from the year 2021 and forward and since inception in certain foreign jurisdictions. Management’s conclusions regarding the Company’s uncertain tax

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

2.
Significant Accounting Policies (continued)

d.
Income Taxes (continued)

positions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. Management does not expect that the total amount of unrecognized tax benefit will materially change over the next twelve months.
e.
Operating Segments

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) as a component of a public entity that engages in business activities from which it may recognize income and incur expenses, has operating results that are regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Manager of the Company acts as the Company’s CODM. The Company represents a single operating segment, as the CODM monitors the operating results of the Company as a whole and the Company’s long-term strategic asset allocation is pre-determined in accordance with its confidential memorandum based on its investment objective of maximizing capital appreciation which is executed by the Company’s investment and sub-investment adviser. The financial information comprising the schedule of portfolio investments, statement of changes in members’ capital resulting from operations and capital transactions, total gross and net returns, and expense ratios are used by the CODM to assess the segment’s performance versus the Company’s benchmark indices and to make resource allocation decisions for the Company’s single segment, is consistent with those presented in the Company’s financial statements. Segment assets are reflected within the accompanying statement of assets, liabilities and members’ capital as “Total Assets” and segment expenses are listed within the accompanying statement of operations. Other segment items disclosed as miscellaneous expenses in the statement of operations comprise mainly of compliance and regulatory charges, prime broker administration fee and out of pocket expenses paid to the administrator and directors.
3.
Advisory Fee, Administration Fee, Related Party Transactions and Other

Multi-Manager provides administrative and investor services to the Company for which it is paid a fee by the Company computed at the annual rate of 1.35% of Members’ Capital determined as of the start of business on the first business day of the month. It is also paid a fee by the Company for investment advisory services which is computed at the annual rate of 0.40% of Members’ Capital determined as of the start of business on the first business day of the month. Total Multi-Manager administration fees and expenses amounted to $17,222,723 and Multi-Manager advisory services fees and expenses amounted to $5,103,029 for the six months ended June 30, 2025. The administration and advisory fees are computed and paid monthly in arrears to Multi-Manager.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

During the six months ended June 30, 2025, Oppenheimer earned $30,315 in brokerage commissions on portfolio transactions executed by it on behalf of the Company. Brokerage commissions paid by the Company are reflected in the net realized and net change in unrealized gain/(loss) on investments in securities, purchased options, foreign currency transactions and swap contracts in the Statement of Operations within these financial statements.
Net profits or net losses of the Company for each fiscal period (monthly) are allocated among and credited to or debited against the capital accounts of Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members’ respective investment percentages for the fiscal period. In addition, so long as Multi-Manager serves as the investment adviser of the Company, Multi-Manager (or an affiliate designated by Multi-Manager) is entitled to be the Special Advisory Member of the Company. Advantage Advisers Management, L.L.C. serves as the Special Advisory Member and, in such capacity, generally is entitled to receive an incentive allocation (the “Incentive Allocation”), charged to the capital account of each Member as of the last day of each fiscal year (and as of the date of repurchase of the entire Interest of a Member), in an amount equal to 20% of the amount by which net profits, if any, for such period exceed the positive balance in the Member’s “Loss Recovery Account,” as defined in the Company’s confidential memorandum. The Incentive Allocation is credited to the capital account of the Special Advisory Member. By the last business day of the month following the date on which an Incentive Allocation is made, the Special Advisory Member may withdraw up to 100% of the Incentive Allocation that was credited to its account with respect to the allocation period. During the six months ended June 30, 2025, an incentive allocation of $234,557 was credited to the capital account of the Special Advisory Member, all of which was payable and was included in withdrawals payable at June 30, 2025, in the Statement of Assets, Liabilities and Members’ Capital.
Each member of the Board of Managers (each a “Manager”) who is not an “interested person” of the Company, as defined by the Act, receives an annual retainer of  $60,000 plus a fee for each meeting attended. The lead independent Manager and the chair of the audit committee of the Board of Managers each receive a supplemental retainer of  $15,000 per annum. Total Board of Managers fees and expenses amounted to $239,163 during the six months ended June 30, 2025. Managers who are “interested persons” of the Company do not receive any annual or other fee from the Company. Managers who are not “interested persons” are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.
The Custodian is responsible for maintaining custody of the Company’s cash and securities and for retaining sub-custodians to maintain custody of foreign securities held by the Company. Total custody fees and expenses amounted to $300,771 during the six months ended June 30, 2025, of which $100,984 is still payable and included in accrued expenses in the Statement of Assets, Liabilities and Members’ Capital.
BNY Mellon Investment Servicing (US) Inc. (“BNY”) serves as accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

3.
Advisory Fee, Administration Fee, Related Party Transactions and Other
(continued)

and investor related services. The Company pays BNY a monthly fee for these services based on Members’ Capital determined as of the last day of each month, and reimburses BNY for certain expenses. Total BNY fees and expenses were $704,473 during the six months ended June 30, 2025, of which $581,399 is payable and is disclosed as accounting and investor services fees payable in the Statement of Assets, Liabilities and Members’ Capital.
Morgan Stanley Fund Services USA L.L.C. (“MSFS”) is engaged to provide supplemental trade reconciliation services. The Company pays MSFS a monthly fee for such services. The total fee paid to MSFS was $107,576 during the six months ended June 30, 2025, and is included in miscellaneous expense in the Statement of Operations.
Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears all costs associated with its activities as placement agent. The placement agent is entitled to charge a sales commission (placement fee) to investors of up to 3% (up to 3.1% of the amount invested) in connection with investor purchases of Interests, in its discretion. Placement fees, if any, will reduce the amount of a Member’s investment in the Company and will neither constitute an investment made by the investor in the Company nor form part of the assets of the Company. For the six months ended June 30, 2025, placement fees earned by Oppenheimer were $15,040.
4.
Indemnifications

The Company has entered into various contracts that contain routine indemnification clauses. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.
5.
Securities Transactions

Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2025, were $2,283,097,693 and $2,172,723,674, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2025, were $2,159,605,712 and $2,388,192,907, respectively.
At December 31, 2024, the aggregate cost for Federal income tax purposes of portfolio securities and securities sold, not yet purchased was $1,711,508,643 and $981,681,595, respectively.
For Federal income tax purposes, at December 31, 2024, accumulated net unrealized gain on portfolio securities and securities sold, not yet purchased was $1,115,315,584 consisting of $1,205,026,019 gross unrealized gain and $89,710,435 gross unrealized loss.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

6.
Due from / to Broker

The Company’s prime brokers are Morgan Stanley & Co, Inc. (“Morgan Stanley”), Merrill Lynch Professional Clearing Corp. (“Merrill Lynch”) and Goldman Sachs & Co., LLC (“Goldman Sachs”) (collectively the “Prime Brokers”).
Due from brokers on the Statement of Assets, Liabilities and Members’ Capital primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the Prime Brokers as of June 30, 2025, which serves as collateral for securities sold, not yet purchased and is restricted.
The Company has the ability to trade on margin and to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs any indebtedness. The Company pays interest on outstanding margin borrowings at the Fed Funds Effective rate plus 45 basis points (“bps”) for balances less than $140 million and the Fed Funds Effective rate plus 200 bps for balances greater than $140 million. The Company pledges securities and cash as collateral for securities sold, not yet purchased, and margin borrowings (except for cash proceeds from the sale of securities sold, not yet purchased, held at the Prime Brokers), for which collateral is maintained in one or more segregated accounts held by the Custodian. As of June 30, 2025, the total value of this collateral was $1,625,764,714, comprised of pledged securities with a value of  $1,617,507,005 which are included in investments in securities in the Statement of Assets, Liabilities and Members’ Capital and $8,257,709 of cash which is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital. Pledged securities with a value of  $1,280,281,121, $260,322,281 and $76,903,603 are held at the Custodian as of such date on behalf of Morgan Stanley, Merrill Lynch and Goldman Sachs, respectively. Additional cash of $333,608,438 was held as of such date as collateral for securities sold, not yet purchased of which $314,113,188, $9,110,933 and $10,384,317 were held at Morgan Stanley, Merrill Lynch and Goldman Sachs, respectively, which are included as due from brokers in the Statement of Assets, Liabilities and Members’ Capital. For the six months ended June 30, 2025, the average daily amount of the margin borrowings was $33,350,706 and the daily weighted average annualized interest rate was 3.83%. The Company has borrowings outstanding at June 30, 2025, totaling $47,994, which is recorded as due to brokers in the Statement of Assets, Liabilities and Members’ Capital.
7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

In the normal course of business, the Company trades various financial instruments and enters into various transactions with off-balance sheet risk. These financial instruments include options, swaps and securities sold, not yet purchased. Generally, these financial instruments (other than long options positions) represent future commitments to purchase or sell other financial instruments or to make certain payments on specific terms at specified future dates.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members’ Capital.
Securities sold, not yet purchased, represents obligations of the Company to deliver specified securities and thereby creates a liability on the part of the Company to purchase such securities in the future at prevailing market prices. Accordingly, these transactions involve off-balance sheet risk as the Company’s ultimate obligation to purchase securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members’ Capital. Primarily, the Company’s investments in securities sold, not yet purchased, and amounts included in due from/due to brokers, are positions with the Prime Brokers. Accordingly, the Company has a concentration of individual counterparty credit risk with the Prime Brokers. The Company maintains cash with the Prime Brokers and pledges securities in an account at the Custodian for the benefit of the Prime Brokers to meet margin requirements as determined by the Prime Brokers. (see Note 6)
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political, regulatory and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.
The Company has invested approximately 5.64% of Members’ Capital in equity securities (including both long and short) of Chinese companies. Political, social or economic changes in the Chinese market, as well as factors affecting international trade and finance (including the imposition by the U.S. of tariffs on Chinese goods), may have a greater impact on the value of the Company’s portfolio due to this concentration of investment in Chinese companies than would be the case absent of such concentration.
The Company may enter into forward contracts to hedge against foreign currency exchange rate risk for its foreign currency denominated assets and liabilities due to adverse foreign currency fluctuations against the U.S. Dollar.
Forward currency transactions are contracts or agreements for delayed delivery of specific currencies in which the seller agrees to make delivery at a specified future date of specified amount of a currency. Risks associated with these transactions are the inability of counterparties to meet the terms of their respective contracts and movements in fair value and exchange rates. Forward contracts are traded over-the-counter, and thus are subject to counterparty risk and can be illiquid. The fair value of forward contracts is obtained by applying exchange rates to notional amounts stated in the applicable contract. The gross unrealized gain is reported as an asset in the Statement of Assets, Liabilities and Members’ Capital and the gross unrealized loss

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

is reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2025, the Company did not hold forward contracts.
In some cases, the Company uses total return swaps to obtain long or short investment exposure in lieu of directly purchasing or selling an equity security. A swap is a contract under which two parties agree to make payments to each other based on changes in specified interest rates, in a specified index or in the value of a specified security or other instrument, applied to a stated, or “notional”, amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps (which can also include contracts for difference), depending on the type of index or instrument used to calculate the payments. Such swaps increase or decrease the Company’s investment exposure to the particular interest rate, currency, commodity or equity involved. The Company determines the value of swaps based on the value of the securities or other assets to which the swaps relate as determined using the Company’s valuation procedures that are outlined in Note 2b. As of June 30, 2025, the counterparty for all of the total return swaps is Morgan Stanley. Any income earned from the swaps’ underlying instruments (i.e., dividends and interest) will be paid proportionately upon the unwinding of the swap or at its maturity. The change in value of a swap, including any amounts of financing interest and income earned from the underlying instrument but not yet paid, is reported as a net change in unrealized gains or losses in the Statement of Operations. Unrealized gains on swap contracts are reported as an asset and unrealized losses on swap contracts are reported as a liability in the Statement of Assets, Liabilities and Members’ Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap contract. The net realized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Swap contracts entered into by the Company require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap contract generally will be equal to only the net amount to be paid or received under the contract based on the relative payment obligations of each party (the “net amount”).
Certain equity swaps in which the Company engages have the effect of providing economic leveraging of the Company’s assets. Such leverage can be significant. As such, the impact of an adverse change in the value of securities subject to swaps may result in losses to the Company that are greater than the nominal value of the swap as shown on the Company’s financial statements.
When the Company enters into swaps, it is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance. The Company is exposed to significant concentration of credit risk as the counterparty to all of the Company’s swap contracts is Morgan Stanley, one of the Prime Brokers. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

counterparty to a swap contract defaults on its obligation to the Company, the Company’s risk of loss consists of the net amount of payments that the Company contractually is entitled to receive from the counterparty, which may be different than the amounts recorded in the Statement of Assets, Liabilities and Members’ Capital. The Company considers the creditworthiness of its counterparties and maintains trading relationships with well established counterparties to minimize potential credit risk.
The unrealized gain/(loss) amount presented in the Schedule of Swap Contracts, rather than the notional amount, represents the approximate future cash to be received or paid (i.e., the fair value) on each swap contract, respectively, as of June 30, 2025. The net change in unrealized gain/(loss) on swap contracts is reflected in the Statement of Operations within these financial statements.
Total return swap agreements contain provisions that require the Company to maintain a predetermined level of Members’ Capital and/or provide limits regarding decline in the Company’s Members’ Capital over one month, three months and twelve month periods. If the Company were to violate such provisions, the counterparty to a total return swap could terminate it and request immediate payment or demand increased collateral for the net obligation owed by the Company to the counterparty. Further, the agreements state that, if the authority of Multi-Manager or Alkeon is terminated and an acceptable successor is not appointed, the swaps will terminate.
As of June 30, 2025, $78,335,798 was posted by the Company as collateral related to its total return swaps. This amount is included in the cash and cash equivalents in the Statement of Assets, Liabilities and Members’ Capital within these financial statements and is restricted.
The Company may purchase put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the prices of securities. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.
The Company may also write (sell) put and call options on securities and use other derivative instruments in order to gain exposure to or protect against changes in the markets or the price of a security. Option contracts serve as components of the Company’s investment strategy and are utilized to structure investments with the goal of enhancing the performance of the Company.
When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the option. Exercise by a counterparty of an option written by the Company could require the Company to sell or buy a security at a price different from its current market price.
The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative guidance and are incorporated for the current period as part of the disclosures within this note.
Multi-Manager believes the average quarterly notional amount shown in the table below is the most relevant measure of derivatives activity and is indicative of the Company’s volume of derivatives activity during the six months ended June 30, 2025.
Purchased Currency options:
Average notional amount	$9,340,302
Purchased Equity options:
Average notional amount	$4,352,834,147
Total Return swaps:
Average notional amount	$312,852,593
The Company is exposed to certain additional risks relating to derivatives. The primary underlying risk of investing in total return swaps and equity options is equity price risk. The primary underlying risk of investing in currency options is currency exchange risk.
The following tables identify the change in unrealized gain/(loss) and the net realized and unrealized gain/(loss) on derivative instruments. The gross unrealized gain and gross unrealized loss for total return swaps (equity price risk) are disclosed as an asset and a liability, respectively, in the Statement of Assets, Liabilities and Members’ Capital. As of June 30, 2025, $269,459,446 and $1,632,077 of the June 30, 2025, fair value of the purchased options disclosed in the Statement of Assets, Liabilities and Members’ Capital have equity price risk and currency

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

price risk, respectively. The net change in unrealized gain/(loss) on purchased options and swaps are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2024
Purchased Equity Options	$4,564,346
Total Return Swaps	128,360,314
Total Year ended December 31, 2024	$132,924,660
Total Six Months ended June 30, 2025
Purchased Equity Options	$8,818,244
Total Return Swaps	138,143,402
Six Months ended June 30, 2025	$146,961,646
Total net change in unrealized gain/(loss)	$14,036,986
The Primary Underlying Risk is Currency Risk	Net Unrealized Gain/(Loss)
Total Year ended December 31, 2024
Purchased Currency Options	$1,401,347
Total Year ended December 31, 2024	$1,401,347
Total Six Months ended June 30, 2025
Purchased Currency Options	$(2,340,286)
Six Months ended June 30, 2025	$(2,340,286)
Total net change in unrealized gain/(loss)	$(3,741,633)
The following table identifies the net realized gain/(loss) on derivative instruments. The net realized gain/(loss) on derivatives are reflected in the Statement of Operations within these financial statements.
The Primary Underlying Risk is Equity Price Risk	Net Realized Gain/(Loss)
Purchased Equity Options	$5,520,694
Total Return Swaps	2,779,406
Total	$8,300,100

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

7.
Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk
(continued)

The Primary Underlying Risk is Currency Risk	Net Realized Gain/(Loss)
Purchased Currency Options	$(1,621,676)
Total	$(1,621,676)

8.
Other Risks

Risks of Equity Securities
The success of the Company’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of the Company’s investments. Unexpected volatility or illiquidity could impair the Company’s profitability or result in losses.
A significant portion of the Company’s investment portfolio normally consists of long and short positions in common stocks and other equity securities (including derivatives, such as swap agreements, having returns linked to the prices of such stocks and securities). The value of the Company’s equity securities varies in response to many factors, including, but not limited to, the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions.
The Company’s investments in equity securities of U.S. companies may include securities that are listed on U.S. securities exchanges as well as unlisted securities that are traded over-the-counter. Equity securities of companies traded over-the-counter may not be traded in the volumes typically found on a national securities exchange. Consequently, the Company may be required to dispose of these securities over a longer (and potentially less favorable) period of time than is required to dispose of the securities of exchange listed companies. There is no minimum required market capitalization of the companies in which the Company may invest, and the Company may invest a portion of its assets in securities of companies having smaller market capitalizations. Investments in companies with smaller market capitalizations are generally riskier than investments in larger, well-established companies.
Sector Concentration Risk
Although the Company operates as a diversified investment company under the 1940 Act, its investments may be concentrated in one or more industry sectors based on the Adviser and Sub-Adviser’s perception of investment opportunities or as the value of a particular investment increases. The Company is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions,

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

8.
Other Risks (continued)

increased competition, or other factors generally affecting that market segment. In such cases, the Company would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Company may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Company’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.
The Company will not invest 25% or more of the value of its total assets in the securities (other than U.S. Government Securities) of issuers engaged in any single industry, including any industry within the technology sector. However, it may invest 25% or more of its assets in securities of issuers engaged in related industries within a particular industry sector, including industries related to identical products. As discussed previously, such related industries may be similarly affected by a single economic, political or regulatory event or development affecting their common products.
Risks of Technology Company Securities
Investing in securities of Technology Companies involves certain risks. These risks include: the fact that certain companies in the Company’s portfolio may have limited operating histories; rapidly changing technologies may cause a company’s products to become obsolete; cyclical patterns in technology spending which may result in inventory write-offs, cancellation of orders and operating losses; scarcity of management, engineering and marketing personnel with appropriate technological training; the possibility of lawsuits related to technological patents; changing investor sentiments and preferences with regard to investments in Technology Companies (which are generally perceived as risky) with their resultant effect on the prices of underlying securities; and volatility in the U.S. and foreign stock markets which may disproportionately affect the prices of securities of Technology Companies and thus cause the Company’s performance to experience substantial volatility.
Risks of Growth Company Securities
Investing in growth companies involves substantial risks. Securities of growth companies may perform differently from the stock market as a whole and may be more volatile than other types of stocks. Since growth companies usually invest a significant portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion the impact of declining stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices for growth company stocks because investors buy growth company stocks in anticipation of superior earnings growth. Securities of growth companies may also be more expensive relative to their earnings or assets as compared to value or other types of stocks.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

8.
Other Risks (continued)

Foreign Securities; Emerging Markets; Currency Risks
Foreign securities in which the Company may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. Investments in foreign securities are affected by risk factors generally not thought to be present in the U.S. These factors include, but are not limited to, the following: varying custody, brokerage and settlement practices and expenses; difficulty in pricing; less public information about issuers of foreign securities; less governmental regulation and supervision over the issuance and trading of securities than in the U.S.; the unavailability of financial information regarding the foreign issuer or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes on interest, dividends, capital gains or other income or gross sale or disposition proceeds; and difficulties in invoking legal process abroad and enforcing contractual obligations.
Other risks of investing in foreign securities include changes in currency exchange rates (in the case of securities that are not denominated in U.S. dollars) and currency exchange control regulations or other foreign or U.S. laws or restrictions, or devaluations of foreign currencies. In addition, the Company may incur costs in connection with conversion between various currencies. The foregoing risks may be greater in emerging industrialized and less developed countries.
Recent and potential future changes in government monetary policy may affect the level of interest rates. In recent years, central banks throughout the world increased interest rates dramatically, which in turn resulted in certain inflationary pressures and created a challenging outlook for interest rates, equity prices and economic growth. These inflationary pressures were further exacerbated by the Russia-Ukraine conflict which began in February 2022. Inflation rates continue to remain high, both in the U.S. and abroad. To the extent the inflation rates remain high in the future, such rates may continue to result in periods of market volatility and may fuel market concerns regarding a potential economic recession. Any future interest rate increases may result in periods of volatility and cause the values of the fixed income securities held by the Company to decrease.
9.
Balance Sheet Offsetting

In the normal course of business, the Company enters into swaps that are governed by an agreement with Morgan Stanley. The agreement allows the Company and Morgan Stanley, as counterparty, to make net payments in respect of all transactions in the same currency, settling on the same date. The Company posts cash as collateral with the Custodian to secure the Company’s obligations to the counterparty. Such cash is held by the Custodian in a segregated account and its use is restricted. (see Note 6).

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (continued)

9.
Balance Sheet Offsetting (continued)

In the event that the Company fails to post collateral or to comply with any restrictions or provisions of a swap contract, the counterparty has the right to set-off any amounts payable by the Company with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose such posted collateral to satisfy any outstanding obligations.
The table below presents the swaps that are set-off, if any, as well as collateral delivered, related to those swaps. The Company presents all swaps as gross unrealized gain or loss in the Statement of Assets, Liabilities and Members’ Capital.
Offsetting of Financial Assets and Derivative Assets
	Gross Amount of Assets as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Received
Total return swaps	$164,949,010	$(26,805,608)	$—	$138,143,402
Total	$164,949,010	$(26,805,608)	$—	$138,143,402
Offsetting of Financial Liabilities and Derivative Liabilities
	Gross Amounts of Liabilities as Presented in the Statement of Assets, Liabilities and Members’ Capital	Gross Amounts Not Offset in the Statement of Assets, Liabilities and Members’ Capital		Net Amount
		Financial Instruments	Cash Collateral Pledged(a)
Total return swaps	$26,805,608	$26,805,608	$—	$—
Total	$26,805,608	$26,805,608	$—	$—

(a)
Collateral pledged to counterparties is based on notional exposure. There is $78,335,798 of collateral pledged to counterparties related to derivatives trading activities which is included in the cash and cash equivalents’ restricted cash in the Statement of Assets, Liabilities and Members’ Capital.

Advantage Advisers Xanthus Fund, L.L.C.

Notes to Financial Statements – June 30, 2025 (Unaudited) (concluded)

10.
Financial Highlights

The following represents the ratios to average Members’ Capital and other supplemental information for each period indicated:
	Six Months ended June 30, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Members’ Capital, end of period (000s)	$2,891,029	$2,467,004	$2,117,624	$1,815,273	$3,312,937	$3,774,356
Ratio of net investment loss to average Members’ Capital**	(1.49)%****	(1.31)%	(2.35)%	(2.79)%	(2.76)%	(2.66)%
Ratio of expenses to average Members’ Capital**	3.70%****	3.86%	4.08%	4.09%	3.21%	3.37%
Ratio of incentive allocation to average Members’ Capital	0.02%****	0.09%	0.02%	0.00%***	0.00%	10.30%
Portfolio Turnover	76%*****	137%	127%	173%	92%	151%
Total return-gross*	20.64%*****	27.95%	27.95%	(40.69)%	(15.51)%	70.93%
Total return-net*	20.64%*****	27.95%	27.95%	(40.69)%	(15.51)%	56.74%
Ratio of average borrowings to average Members’ Capital	2.56%****	1.22%	1.88%	4.01%	8.10%	4.24%

*
Total return assumes a purchase of an Interest on the first day and a sale of the Interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include the effect of any placement fees imposed by the placement agent.

**
Does not reflect the effect of incentive allocation to the Special Advisory Member, if any.

***
Less than 0.01%

****
Annualized

*****
Unannualized

An individual Member’s ratios and returns may vary from the above based on the timing of the Member’s capital transactions.
11.
Subsequent Events

Management has evaluated the impact of subsequent events on the Company through the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company’s financial statements, except as disclosed below.
The Company received initial and additional contributions from Members of $11,157,500 from July 1, 2025 through August 25, 2025.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited)

I.
Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.
Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC’s website at http://www.sec.gov.
II.
Portfolio Holdings

The Company files its complete schedule of portfolio holdings with the SEC quarterly on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.
III.
Approval of Investment Advisory Agreement

At a meeting held on March 13, 2025, the Board of Managers approved the renewal of the Company’s Investment Advisory Agreement with the Adviser for an additional annual period.
In approving the renewal of the Investment Advisory Agreement, the Board, including each of the Managers who are not “interested persons,” as defined by the Act, of the Company (the “Independent Managers”), considered various matters at its meeting, at a separate meeting of the Independent Managers held prior to the meeting on March 13, 2025, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by the Adviser; (ii) the investment performance of the Company relative to comparable funds; (iii) the advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the estimated profitability to the Adviser from its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services may be realized by the Adviser as the assets of the Company grow; and (v) whether the advisory fee adequately reflects any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and the Adviser.
In considering the nature, scope and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing levels, turnover in the personnel of the Adviser’s managing member, management and the organizational structure of the various affiliates and business units of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management oversight, compliance, regulatory, risk management, administration and accounting-related services provided by the Adviser and the investor-related services provided by Oppenheimer and reviewed the costs associated with providing these services. The Board found that the nature, quality and level of service provided to the Company supported a determination to renew the Investment Advisory Agreement.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

The Board also considered various other matters, including: Oppenheimer’s commitment to the advisory business, including the alternative investment advisory business, and its platform of alternative investment product offerings (including Oppenheimer’s efforts to grow assets of the Company); the appropriateness of the Adviser’s staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; regulatory matters relating to the Adviser and its affiliates; and the Adviser’s oversight of third party service providers. The Board also considered that no changes were proposed to the Investment Advisory Agreement, the terms of which had previously been reviewed and considered by the Board and were determined to be satisfactory.
The Board also reviewed materials relating to the Company’s investment performance. The Board considered the Company’s performance for the year ended December 31, 2024, particularly as compared against comparable peer registered funds and comparable benchmark indices. The Board further considered that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company since its inception, and the Company’s average annual return of 10.58% for the period from inception in May 1999 through December 31, 2024, exceeding the returns of each of the Company’s comparable benchmarks during that period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar funds managed by Alkeon. The Board found that the Company’s performance met expectations.
The Board also considered the fees payable to the Adviser under the Investment Advisory Agreement and administrative services agreement as well as the current and historical expense ratios of the Company. It concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its asset-based fees are similar to those of registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds, and that the Company does not bear distribution or shareholder servicing fees, unlike other peer group funds. The Board also observed that the Company’s total expense ratio was less than another Alkeon-affiliated fund with a similar investment program. In addition, the Board considered revenues attributable to the Company received by the Adviser and its affiliates (including fees received for investment advisory and administrative services and the performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to each Member’s capital account is allocated to an affiliate of the Adviser) and the costs incurred by the Adviser in providing services to the Company, as well as data regarding the Adviser’s financial condition, compensation and profitability.
At the Board’s meeting, the Adviser reviewed the methodology used to estimate the Adviser’s costs and profits relating to the Company. The Board also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships with the Company, and it was determined that,

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

III.
Approval of Investment Advisory Agreement (continued)

although the value of such benefits could not be readily quantified or assessed, any such benefits were not unreasonable or inappropriate.
Based on its review of information relating to the Company’s fees and the profitability of the Adviser, the Board concluded that the fees payable by the Company under the Investment Advisory Agreement and administrative services agreement bear reasonable relationships to the services provided by the Adviser.
With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board recognized that economies of scale may be realized, particularly as the assets of the Company increase, and determined that it would continue to consider potential material economies of scale. It also concluded that, in light of the nature, quality and scope of the services provided by the Adviser, the costs of those services and the fees paid by similar funds, the estimated profitability to the Adviser from the Company is not so disproportionately large that it bears no reasonable relationship to the services provided.
Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including the administrative services and compliance infrastructure provided by the Adviser. The Board noted its overall satisfaction with the nature, scope and quality of services provided by the Adviser and concluded that the Company was receiving quality services from the Adviser under its agreements with the Company.
No single factor was determinative to the conclusions of the Board. Each Independent Manager considered various factors and different Independent Managers weighed the factors differently. Based on the determinations and considerations described above, and such other matters as were deemed relevant, the Independent Managers concluded that the fees paid under the Investment Advisory Agreement are fair and reasonable in light of the quality of services provided, and as a result, the renewal and continuance of the Investment Advisory Agreement for an additional annual period is in the best interests of the Company.
IV. Approval of Sub-Advisory Agreement
At a meeting held on March 13, 2025, the Board approved the renewal for an additional annual period of the sub-investment advisory agreement between the Adviser and Alkeon (the “Sub-Advisory Agreement”), pursuant to which Alkeon is retained to manage the investment portfolio of the Company.
In approving the renewal of the Sub-Advisory Agreement, the Board, including each of the Independent Managers considered various matters at its meeting, at a separate meeting of the Independent Managers held prior to the meeting on March 13, 2025, during an executive session of the Independent Managers and over the past twelve months, including: (i) the nature, scope and quality of the services provided to the Company by Alkeon; (ii) the research and portfolio management capabilities of Alkeon and personnel of Alkeon responsible for providing services to the Company; (iii) the appropriateness of Alkeon staffing levels; (iv) regulatory matters relating to Alkeon; and (v) other matters, including the investment performance of the Company, the fees and other revenues received by Alkeon attributable to its relationship with the Company and the services Alkeon provides (including revenues Alkeon receives

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (continued)

IV. Approval of Sub-Advisory Agreement (continued)
as a non-managing member of the Adviser), the estimated profitability to Alkeon attributable to its relationship with the Company, and whether Alkeon had realized any economies of scale in its costs of providing services to the Company. The Board also considered that no changes were proposed to the Sub-Advisory Agreement, the terms of which had previously been reviewed and considered by the Board and were determined to be satisfactory.
In its deliberations, the Board considered the Company’s performance for the year ended December 31, 2024, particularly as compared against comparable peer registered funds and comparable benchmark indices. The Board further considered that the Company has been provided with high quality investment advice over a period of many years, as demonstrated by the historic investment performance of the Company since its inception, and the Company’s average annual return of 10.58% for the period from inception in May 1999 through December 31, 2024, exceeding the returns of each of the Company’s comparable benchmarks during that period. The Board also evaluated the investment performance of the Company relative to the investment performance of other similar investment funds managed by Alkeon. The Board found that performance met expectations. Based on its review, the Board concluded that the Company benefits from the services provided by Alkeon, including research and portfolio management services. The Board noted its overall satisfaction with the nature, scope and quality of services provided by Alkeon and concluded that the Company was receiving quality services from Alkeon under the Sub-Advisory Agreement. The indirect benefits received by Alkeon attributable to its relationship with the Company were also considered, and it was determined that, although the value of such benefits could not be readily quantified or assessed, any such benefits were not unreasonable or inappropriate.
With respect to the fees payable under the Sub-Advisory Agreement, the Board noted that, although the Company does not pay a fee to Alkeon under the Sub-Advisory Agreement, the Company pays an advisory fee computed at the annual rate of 0.40% of the Company’s net assets to the Adviser pursuant to its Investment Advisory Agreement with the Adviser, out of which a fee computed at the annual rate of 0.30% of the Company’s net assets is paid to Alkeon pursuant to the Sub-Advisory Agreement. In addition, the Board noted that each Member’s capital account is subject to a performance-based incentive allocation pursuant to which 20% of the Company’s net profits otherwise allocable to the Member are allocated to an affiliate of the Adviser (subject to a highwater mark), and that (through its ownership of interests in the Adviser and this affiliate), Alkeon shares in the revenues of the Adviser and its affiliate attributable to the Company.
As previously noted with respect to the continuances of the Company’s agreements with the Adviser, the Board concluded that the asset-based fees paid to the Adviser are generally higher than those of the private investment funds in the performance peer group, but noted that the Company is a registered fund and that its asset-based fees are similar to those of registered funds considered as peers for fee and expense comparison purposes (albeit at the high end of the range). The Board also noted that the overall fee structure for the Company is similar to the fee structures of other Alkeon-affiliated funds, including another registered fund with an investment program similar to that of the Company and a number of Alkeon’s private investment funds.

Advantage Advisers Xanthus Fund, L.L.C.

Supplemental Information (Unaudited) (concluded)

IV. Approval of Sub-Advisory Agreement (continued)
Consideration was also given to the costs of the services provided by Alkeon and an estimate of the profits that are realized by Alkeon from its relationship with the Company (including the fees it is paid under the Sub-Advisory Agreement and its share of the revenues of the Adviser and the Adviser’s affiliate). The extent to which economies of scale in costs of providing services would be realized by Alkeon as the Company grows and whether the fee payable to Alkeon pursuant to the Sub-Advisory Agreement adequately reflects these economies of scale for the benefit of Members were also considered. The Board determined that, in light of the nature, quality and scope of the services provided by Alkeon, the costs of those services and the fees paid by similar funds, the estimated profitability of Alkeon is not so disproportionately large that it bears no reasonable relationship to the services that it provides.
Based upon consideration of these matters, the Board concluded that it would be in the best interest of the Company to approve the renewal of the Sub-Advisory Agreement.
No single factor was determinative to the conclusions of the Board. Each Independent Manager considered various factors and different Independent Managers weighed the factors differently. Based on the determinations and considerations described above, and such other matters as were deemed relevant, the Independent Managers concluded that the fees received by Alkeon under the Sub-Advisory Agreement are fair and reasonable in light of the quality of services provided, and as a result, the renewal and continuance of the Sub-Advisory Agreement for an additional annual period is in the best interests of the Company.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Basis for Approval of Investment Advisory Contract is included as part of the report to shareholders filed under Item 1(a) of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a) Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date:	9/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer
(Principal Executive Officer)

Date:	9/2/2025

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer
(Principal Financial Officer)

Date:	9/2/2025

* Print the name and title of each signing officer under his or her signature.